Subordinated Liabilities - Undated (Parenthetical) (Details) £ in Millions, $ in Millions		Dec. 31, 2018 GBP (£)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 6,705			£ 6,440
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%	6.00%	6.00%
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.86%	6.86%	6.86%
Notional amount				$ 179
6.3688% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.3688%	6.3688%	6.3688%
14% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		14.00%	14.00%	14.00%
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.3304%	5.3304%	5.3304%
7.7% Undated Subordinated Notes (USD 99m)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.70%	7.70%	7.70%
Notional amount				$ 99
7.7% Undated Subordinated Notes (USD 99m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.70%	7.70%	7.70%
Notional amount				$ 99
8.25% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.25%	8.25%	8.25%
8.25% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.25%	8.25%	8.25%
7.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	7.125%	7.125%	7.125%
6.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	6.125%	6.125%	6.125%
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 38
9.25% Perpetual Subordinated Bonds (ex-Woolwich PLC) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	9.25%	9.25%	9.25%
9% Permanent Interest Bearing Capital Bonds | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	9.00%	9.00%	9.00%
5.03% Reverse Dual Currency Undated Subordinated Loan | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	5.03%	5.03%	5.03%
Notional amount | ¥	[1]		¥ 8,000,000,000
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	5.00%	5.00%	5.00%
Notional amount | ¥	[1]		¥ 12,000,000,000

[1]

Following a review, these instruments are deemed to have characteristics that would qualify them as equity rather than subordinated liabilities. They have been subsequently reclassified in December 2018 resulting in a £491m movement.